Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	F4
Entity Registrant Name	Yunji Inc.
Entity Central Index Key	0001759614
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Shell Company Report	false
Ordinary Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,129,405,572
Class A ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,179,445,572
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	949,960,000
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	YJ
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares, each American depositary share representing ten Class A ordinary shares